1. Summary of Significant Accounting Policies and Use of Estimates: Principles of Consolidation (Details)	Aug. 01, 2017	Jul. 27, 2017	Dec. 31, 2016	Aug. 08, 2016
iBudtender, Inc.
Equity Method Investment, Ownership Percentage				50.10%
Investment Owned, Percent of Net Assets			50.10%
Prestocorp
Equity Method Investment, Ownership Percentage	51.00%	51.00%
Kubby Patent and Licensing LLC
Investment Owned, Percent of Net Assets			90.00%